                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2002
           Check here if Amendment [ ]: Amendment Number:_____________

                        This Amendment (Check only one.):

                                                 [  ] is a restatement.
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:             Neil Druker
Address:          One International Place

                  29th Floor
                  Boston, Massachusetts  02110

Form 13F File Number:  28-06049
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:         Neil Druker
Title:                     Institutional Manager
Phone:                     (617) 856-8932
Signature, Place, and Date of Signing:


/s/  Neil Druker
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

July 24, 2002
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $143,109 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     -----------------------------------------------------------
Name:    Peter Homans

                                    FORM 13F


                            Name of Reporting Manager
                                                           ---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     Item 1:                      Item 2:       Item 3:  Item 4:   Item 5:           Item 6:           Item 7:        Item 8:
                                                                            -------------------------           --------------------
                                                                                    (b)
                                                          Fair    Shares of       Shared As     (c)
                                   Title         CUSIP    Market  Principal  (a)  Defined In  Shared-   Other   (a)   (b)      (c)
Name of Issuer                   of Class        number   Value     Amount  Sole  Instr. V     Other   Managers Sole Shared    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC                 COM         037833100     177     10,000                    X          one          10,000
ALTERA CORP                        COM         021441100   4,121    303,000                    X          one         303,000
APPLIED MATERIALS INC              COM         038222105   3,252    171,000                    X          one         171,000
ANGIOTECH PHARMACEUTICALS IN       COM         034918102   3,694    100,000                    X          one         100,000
ARROW ELECTRONICS INC              COM         042735100   1,038     50,000                    X          one          50,000
BIO-RAD LABORATORIES INC CL A      CL A        090572207   2,276     50,000                    X          one          50,000
BOSTON SCIENTIFIC CORP             COM         101137107   8,796    300,000                    X          one         300,000
CABOT MICROELECTRONICS CORP        COM         12709P103   4,316    100,000                    X          one         100,000
CHECK POINT SOFTWARE               ORD         M22465104   4,068    300,000                    X          one         300,000
CISCO SYSTEMS INC.                 COM         17275R102   4,185    300,000                    X          one         300,000
ESS TECHNOLOGY INC                 COM         269151106     912     52,000                    X          one          52,000
F5 NETWORKS INC                    COM         315616102   3,423    350,000                    X          one         350,000
FLEMING COMPANIES INC              COM         339130106   1,361     75,000                    X          one          75,000
HCA-HEALTHCARE CO                  COM         404119109  11,875    250,000                    X          one         250,000
INTEGRATED CIRCUIT SYSTEMS INC     COM         45811K208   3,230    160,000                    X          one         160,000
IMPATH INC                         COM         45255G101   2,057    114,600                    X          one         114,600
INTERSIL HLDG CORP                 CL A        46069S109   4,169    195,000                    X          one         195,000
ISS GROUP INC                      COM         46060X107   2,952    225,000                    X          one         225,000
JOHNSON & JOHNSON                  COM         478160104   7,839    150,000                    X          one         150,000
KEMET CORP                         COM         488360108     723     40,500                    X          one          40,500
LINEAR TECHNOLOGY CORPORATION      COM         535678106   4,715    150,000                    X          one         150,000
MOLEX INC                          COM         608554101   5,030    150,000                    X          one         150,000
NETWORK APPLIANCE INC              COM         64120L104     622     50,000                    X          one          50,000
NOVELLUS SYSTEMS INC               COM         670008101   4,420    130,000                    X          one         130,000
NEXTEL COMMUNICATIONS INC-CL A     CL A        65332V103   1,766    550,000                    X          one         550,000
PEP BOYS-MANNY MOE & JACK          COM         713278109   1,205     71,500                    X          one          71,500
SPRINT CORPORATION COM             PCS COM     852061506   1,341    300,000                    X          one         300,000
PMC-SIERRA INC                     COM         69344F106   3,708    400,000                    X          one         400,000
QUINTILES TRANSNATIONAL CORP       COM         748767100   1,936    155,000                    X          one         155,000
RATIONAL SOFTWARE CORP NEW         COM         75409P202   1,642    200,000                    X          one         200,000
SCIENTIFIC ATLANTA INC             COM         808655104     823     50,000                    X          one          50,000
SEMICONDUCTOR HOLDRS TR            DEP RPCT    816636203  12,140    400,000                    X          one         400,000
S&P DEPOSITARY RECEIPTS (SPDR)     UNIT SER 1  78462F103   9,896    100,000                    X          one         100,000
SURMODICS INC                      COM         868873100   2,729    105,000                    X          one         105,000
TAIWAN SEMICONDUCTOR MFG CO ADR    ADR         874039100   3,250    250,000                    X          one         250,000
TEXAS INSTRUMENTS INC              COM         882508104   1,067     45,000                    X          one          45,000
UNIVERSAL HEALTH SERVICES INC      CLB         913903100   9,800    200,000                    X          one         200,000
WEBSENSE INC                       COM         947684106   2,557    100,000                    X          one         100,000

                                                         143,109
